Available-for-Sale Investments - Additional Information (Detail) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Amortized Cost And Fair Value Debt Securities [Abstract]
Total investments	$ 2,235	$ 2,335
Unrealized loss on investments	(1,839)	(1,952)
Unlisted investments maturity term	2 years
Gross unrealized gain on securities	61,054	38,680	14,676
Gross unrealized loss on securities	1,839	1,952	1,913
Proceeds from disposal of available-for-sale investments	$ 2,000,000	$ 9,000,000	$ 15,986,532